PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment consist of the following as of December 31, 2023 and 2022:

Details	2023	2022
Original cost: (*)
Land and buildings, including facility infrastructure	$429,191	$429,277
Machinery and equipment	3,977,381	3,576,824
	4,406,572	4,006,101
Accumulated depreciation:
Buildings, including facility infrastructure	(291,684)	(279,408)
Machinery and equipment	(2,958,959)	(2,764,435)
	(3,250,643)	(3,043,843)
	$1,155,929	$962,258

(*) Original cost includes ROU assets under capital lease in the amount of $204,230 and $223,716 as of December 31, 2023 and 2022, respectively. The depreciation expense of such assets amounted to $18,307 and $14,215 for the years ended December 31, 2023 and 2022, respectively.